SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Issued Accounting Standards - Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Jan. 01, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Liabilities	$ 28,055.6	$ 28,829.5
Redemption revenue	676.3	935.3	$ 993.6
Cost of operations	2,537.2	$ 2,469.5	$ 2,600.3
Accounting Standards Update ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment to retained earnings					$ 9.6
Accounting Standards Update ASC 606 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Redemption revenue	(283.4)
Cost of operations	$ (283.4)
Accounting Standards Update ASU 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment to retained earnings					(1.5)
Accounting Standards Update ASU 2016-01 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment to retained earnings					$ (1.5)
ASC 842
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Liabilities				$ 324.5
Operating Lease, Right-of-Use Asset				269.9
Cumulative effect adjustment to retained earnings				0.0
ASC 842 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset				54.6
Liabilities				(54.6)
Discontinued Operations, Held-for-sale | Epsilon | ASC 842
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Liabilities				208.7
Operating Lease, Right-of-Use Asset				181.1
Capital lease assets				13.0
Capital lease liabilities				12.6
Discontinued Operations, Held-for-sale | Epsilon | ASC 842 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Right-of-Use Asset				2.9
Liabilities				$ 30.5